As filed with the Securities and Exchange Commission on May 15, 2013

Securities Act of 1933 Registration No. 333-141345

Investment Company Act of 1940 Registration No. 811-22037

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 13

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15

Stone Harbor Investment Funds

(Exact Name of Registrant as Specified in Charter)

31 West 52nd Street, 16th Floor

New York, NY 10019

(Address of Principal Executive Offices)

(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 548-1022

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

 (Name and Address of Agent for Service)

With copies to:

Michael G. Doherty, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036

It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☑	On June 3, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to the Stone Harbor Investment Funds (the “Registrant”) Post-Effective Amendment No. 12 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 14 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), filed with the Securities and Exchange Commission on March 7, 2013 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate June 3, 2013, as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a)(2), which contains the Prospectus and the Statement of Additional Information for Stone Harbor Investment Grade Fund and Stone Harbor Strategic Income Fund, series of the Registrant (“New Funds”).  The Post-Effective Amendment was initially scheduled to become effective on May 21, 2013.  Other than designating a new effective date, this post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment.  This post-effective amendment relates solely to the New Funds and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant, Stone Harbor Investment Funds, has duly caused this Post-Effective Amendment No. 13 under the Securities Act and Amendment No. 15 under the 1940 Act to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of May, 2013.

STONE HARBOR INVESTMENT FUNDS

(Registrant)

By:

/s/ Peter J. Wilby

Peter J. Wilby

President

Pursuant to the requirements of the Securities Act, as amended, this post-effective amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Peter J. Wilby Peter J. Wilby	President	May 15, 2013
/s/ James J. Dooley James J. Dooley	Chief Financial Officer	May 15, 2013
/s/ Alan Brott* Alan Brott	Trustee	May 15, 2013
/s/ Heath B. McLendon* Heath B. McLendon	Trustee	May 15, 2013
/s/ Thomas K. Flanagan* Thomas K. Flanagan	Trustee	May 15, 2013
/s/ Patrick Sheehan* Patrick Sheehan	Trustee	May 15, 2013

* By:

/s/ Adam J. Shapiro

Adam J. Shapiro

Attorney-in-Fact

May 15, 2013